------------------------------------------------------------------------------

LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT BOND FUND

December 12, 1996

Dear Shareholder:

The fiscal year ending October 31, 1996 saw U.S. bond returns dip from their previous double-digit annual pace into negative performance territory, only to stage a major price rebound in September and October. In this challenging investment environment, we are pleased to report that actively managed security selection and sector allocation enabled The JPM Pierpont Bond Fund to provide its shareholders with an attractive absolute fiscal year return of 5.13%.

The Fund's performance for the period was superior to that of its competitors, as measured by the Lipper Intermediate Investment Grade Debt Funds Average, which returned 5.12%. The Fund lagged the 5.88% annual return of its benchmark, the Salomon Brothers Broad Investment Grade Bond Index. We feel it is important to note that the Fund's benchmark is an unmanaged index whose performance does not include fees or operating expenses and which is not available to individual and/or institutional investors.

The Fund's net asset value decreased from $10.41 per share on October 31, 1995 to $10.30 per share at the end of the reporting period, after paying approximately $0.62 per share in dividends from ordinary income. The Fund's net assets stood at $149.2 million at the end of the reporting period, up from $143.0 million on October 31, 1995. The net assets of The U.S. Fixed Income Portfolio, in which the Fund invests, totaled approximately $986.3 million on October 31, 1996.

The report that follows includes a portfolio manager Q&A with William G. Tennille, a member of our portfolio management team. This interview is designed to answer commonly asked questions about the Fund, elaborate on what happened during the reporting period, and provide our outlook for the months ahead.

As always, we welcome your comments, questions, or any suggestions on how we can improve your financial reports. Please call J.P. Morgan Funds Services, toll free, at (800) 521-5411.

Sincerely yours,

/s/ EVELYN E. GUERNSEY

Evelyn E. Guernsey
J.P. Morgan Funds Services


TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS......1     FUND FACTS AND HIGHLIGHTS.......5
FUND PERFORMANCE................2     SPECIAL FUND-BASED SERVICES.....6
PORTFOLIO MANAGER Q&A...........3     FINANCIAL STATEMENTS............8

FUND PERFORMANCE

EXAMINING PERFORMANCE

There are several ways to evaluate a mutual fund's historical performance record. One approach is to look at the growth of a hypothetical investment. The minimum investment in the Fund is $100,000. The chart at right shows the minimum invested in the Fund on March 31, 1988 would have grown to $193,627 at October 31, 1996.*

Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $100,000 SINCE INCEPTION*
MARCH 31, 1988 -- OCTOBER 31, 1996

                                   [CHART]
                                 Plot Points:

                        THE JPM PIERPONT BOND FUND          SALOMON BIG
                        --------------------------         ------------
Inception                     $ 100,000.00                 $ 100,000.00
31-Oct-88                       103,116.50                   105,175.32
31-Oct-89                       111,650.08                   117,591.83
31-Oct-90                       121,477.86                   125,114.64
31-Oct-91                       135,506.68                   144,819.43
31-Oct-92                       148,170.57                   159,426.96
31-Oct-93                       165,901.49                   178,507.89
31-Oct-94                       160,117.92                   172,091.29
31-Oct-95                       184,291.07                   199,117.97
31-Oct-96                       193,751.31                   210,834.51

PERFORMANCE


                                  TOTAL RETURNS     AVERAGE ANNUAL TOTAL RETURN
                                ----------------    ----------------------------
                                THREE      SIX      ONE      FIVE     SINCE
AS OF OCTOBER 31, 1996          MONTHS    MONTHS    YEAR     YEARS    INCEPTION*
------------------------------------------------    ----------------------------

The JPM Pierpont Bond Fund       3.76%     4.88%    5.13%    7.41%      7.99%
Salomon BIG**                    3.87%     5.44%    5.88%    7.80%      9.08%
Lipper Intermediate Investment
 Grade Debt Funds Average        3.61%     4.85%    5.12%    7.18%      8.19%


AS OF SEPTEMBER 30, 1996
------------------------------------------------    ----------------------------
The JPM Pierpont Bond Fund       1.65%     1.94%    4.30%    7.06%      7.80%
Salomon BIG**                    1.86%     2.36%    4.94%    7.54%      8.89%
Lipper Intermediate Investment
  Grade Debt Funds Average       1.63%     2.16%    4.30%    6.98%      8.02%


*3/11/88 -- COMMENCEMENT OF OPERATIONS. (GROWTH AND AVERAGE ANNUAL TOTAL RETURNS BASED ON THE MONTH END FOLLOWING INCEPTION.) THE FUND'S AVERAGE ANNUAL TOTAL RETURN SINCE ITS COMMENCEMENT OF OPERATIONS ON 3/11/88 IS 7.95%.

**THE SALOMON BROTHERS BROAD INVESTMENT GRADE BOND INDEX.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE SALOMON BROTHERS BROAD INVESTMENT GRADE BOND INDEX IS AN UNMANAGED INDEX IN WHICH INVESTORS MAY NOT DIRECTLY INVEST. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED. THE JPM PIERPONT BOND FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE U.S. FIXED INCOME PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND.

PORTFOLIO MANAGER Q&A

            Following is an interview with WILLIAM G. TENNILLE, who is a member of the portfolio management team for The U.S.
[PHOTO] Fixed Income Portfolio, in which the Fund invests. Bill joined Morgan in 1992 and has extensive experience across a broad range of markets, including mortgage securities and derivatives. This interview was conducted on December 4, 1996 and reflects Bill's views on that date.

THE PORTFOLIO OUTPERFORMED ITS COMPETITORS IN THE LIPPER UNIVERSE FOR THE FISCAL YEAR UNDER REVIEW. WHAT FACTORS
DO YOU BELIEVE CONTRIBUTED TO THESE ATTRACTIVE RELATIVE RETURNS?


WGT: We believe that the Portfolio's attractive relative returns are mainly attributable to our team's portfolio management style. The Portfolio's ongoing strategy is to give nearly equal weighting to its three key investment decisions -- in the expectation that they have the potential to generate nearly equal levels of added value. We believe that consistently spreading our efforts across the duration decision, the sector decision, and the security decision, more than adequately diversifies the Portfolio's overall risk, while also positioning the Portfolio to provide excellent returns at lower-than-Index levels of risk.

THE FUND'S SEMI-ANNUAL REPORT TO SHAREHOLDERS DATED APRIL 30, 1996 NOTED A SIX-MONTH ADVANCE FOR THE SALOMON BROTHERS BIG INDEX OF ONLY 0.42%. NOW, SIX MONTHS LATER, THE INDEX HAS RISEN 5.88% FOR THE PORTFOLIO'S FISCAL YEAR -- WITH MOST OF THAT FORWARD SURGE COMING IN SEPTEMBER AND OCTOBER. WHICH FACTORS DO YOU FEEL WERE MOST RESPONSIBLE FOR THIS DRAMATIC SHIFT, AND HOW CONFIDENT DO YOU BELIEVE THE MARKET IS THAT THIS RENEWAL WILL CONTINUE?

WGT: The past several months have witnessed slowing sales across large sectors of the economy, including homes, autos, and apparel. Likewise, inflation expectations, which had been building amid earlier surges in employment, turned out not to have been realized. Given that background, and once the present growth surge tapers off a bit, we expect to see moderate economic growth in the months ahead. That, of course, would be likely to spell a relatively favorable environment for the U.S. bond market.

WE HEAR A LOT ABOUT THE UNIQUE RELATIONSHIP THAT HAS EMERGED BETWEEN THE MARKET AND THE GREENSPAN-LED FEDERAL RESERVE DURING THE PAST TWELVE MONTHS. COULD YOU PLEASE COMMENT ON THE EFFECTIVENESS OF THE MARKET'S NEW ROLE IN SETTING INTEREST RATES AND GIVE US YOUR THOUGHTS ON THE FED'S ROLE IN CHARTING THE NATION'S ECONOMIC DIRECTION?

WGT: Bond market participants (the so-called bond market "vigilantes") have exerted significant influence over the magnitude and direction of interest rate shifts during the past five years. We believe that this symbiotic arrangement has become the new market norm. Furthermore, we believe that this relationship works better than previous practices involving Administration jawboning of the Federal Reserve and the commensurate political maneuverings.

YOU EXPLAINED IN OUR SEMI-ANNUAL REPORT HOW THE PORTFOLIO'S INVESTMENT DECISIONS -- MOST IMPORTANTLY, ASSET ALLOCATION -- HELPED IT WEATHER THE BOND MARKET STORM SEEN DURING THAT PERIOD. HOW DOES THE PORTFOLIO'S STRUCTURE HELP IT CAPTURE ATTRACTIVE RETURNS DURING PERIODS, LIKE SEPTEMBER AND OCTOBER, WHEN BOND PRICES SURGE QUICKLY AHEAD?

WGT: We are confident the Portfolio's structure is well-suited to adding long- and short-term value. The Portfolio always strives to maintain balance with regard to potential interest rate shifts, and our directional biases are modest. We invest in sectors, such as mortgage-backed securities and corporate bonds, which provide a yield advantage over Treasuries. Thus, the Fund generally maintains a higher yield than Treasuries as well as the Index.

ONE OF YOUR MANAGEMENT DECISIONS SEEKS TO POSITION THE PORTFOLIO'S EXPOSURE TO INTEREST RATE RISK IN SUCH A WAY THAT ITS INVESTMENTS ALONG THE YIELD CURVE WILL ACHIEVE ATTRACTIVE TOTAL RETURNS IN BOTH THE CURRENT AND EXPECTED INTEREST RATE ENVIRONMENT. HOW SUCCESSFUL WAS THIS DECISION THROUGHOUT THE PORTFOLIO'S FISCAL YEAR?

WGT: The Portfolio's duration decisions had a negative impact on its overall returns during the first half of the fiscal year. Seeking to improve those results, we positioned the Portfolio for further modest rate declines following the sharp upward shift in U.S. interest rates observed during most of the first half of 1996. Our decision to maintain a longer duration than the benchmark was rewarded when rates did indeed decline. We then maintained the Portfolio's exposure to interest rate risk at a close to market-neutral position throughout the rest of the fiscal year. Pursuing this strategy also added value as interest rates took on no clear direction. We expect the Portfolio will continue this approach until we believe we have a definite information advantage over the market.

THE PORTFOLIO REMAINED UNDERWEIGHTED IN U.S. TREASURIES THROUGHOUT THE PERIOD UNDER REVIEW TO CAPTURE THE RELATIVE YIELD ADVANTAGE PRESENTED BY OTHER SECTORS OF THE MARKET. HOW SUCCESSFUL WAS THE PORTFOLIO'S OVERWEIGHTED ALLOCATION TO INVESTMENT-GRADE CORPORATE BONDS AND MORTGAGE-BACK SECURITIES FOR THE FISCAL YEAR JUST ENDED?

WGT: The Portfolio typically underweights Treasuries and overweights mortgage-backed securities and corporate issues -- the market's yield-advantage sectors. The continued overweighting of these sectors has paid off handsomely this year. This was especially true of the mortgage-backed sector, where selections based on Morgan's proprietary analysis enabled the Fund to earn yields of 1% or more in excess of the yields on Treasuries.

THE PORTFOLIO ALSO ADDED VALUE BY PURSUING A RELATIVELY SMALL EXPOSURE TO BELOW-INVESTMENT-GRADE SECURITIES. WHICH SECURITIES PROVED TO BE MOST FRUITFUL, AND ARE YOU PLANNING TO CONTINUE THESE EXPOSURES IN THE MONTHS AHEAD?

WGT: In the below-investment-grade arena, the Portfolio's investments in bonds of building materials producers, commodities producers, and media-related companies have all produced excellent results, as has its participation in Brady bonds. Going forward, we shall continue to have the Portfolio participate opportunistically in this market subsector whenever Morgan's proprietary analysis indicates attractive relative value can be found there.

DO YOU FORESEE CHANGING THE PORTFOLIO'S CURRENT INVESTMENT STRATEGY IN THE MONTHS AHEAD?

WGT: As I mentioned earlier, we believe that interest rates may trend modestly lower through the first part of 1997. Among the reasons for this lowering are expected moderate growth in the U.S. economy, along with the relative strength of the U.S. dollar among international currencies, which should make the U.S. bond market very attractive to foreign investors. Given that forecast, we expect to maintain the Portfolio's current market posture and sector weightings as the best way of achieving attractive shareholder returns.

FUND FACTS

INVESTMENT OBJECTIVE

The JPM Pierpont Bond Fund seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity. It is designed for investors who seek a total return that is higher than that generally available from short-term obligations while recognizing the greater price fluctuation of longer-term instruments.

--------------------------------------------
COMMENCEMENT OF OPERATIONS
3/11/88

--------------------------------------------
NET ASSETS AS OF 10/31/96
$149,206,875


--------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/20/96


EXPENSE RATIO

The Fund's current annualized expense ratio of 0.66% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF OCTOBER 31, 1996

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

30-DAY SEC YIELD
6.36%

DURATION
4.61 years

QUALITY BREAKDOWN
AAA*   73%
AA      3%
A      11%
Other  13%


*INCLUDES U.S. GOVERNMENT AGENCY, TREASURY OBLIGATIONS, AND REPURCHASE
AGREEMENTS.

SPECIAL FUND-BASED SERVICES

PIERPONT ASSET ALLOCATION SERVICE (PAAS)

For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

- create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

- make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

- make investments through The JPM Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The JPM Pierpont Funds

IRA MANAGEMENT SERVICE

As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH

In early 1995, Morgan introduced a Keogh program for its clients. Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM PIERPONT BOND FUND (THE "FUND"). SIGNATURE BROKER-DEALER SERVICES, INC. SERVED AS THE FUND'S DISTRIBUTOR PRIOR TO AUGUST 1, 1996.

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions, and reflect the reimbursement of Fund expenses. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The U.S. Fixed Income Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE JPM PIERPONT BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investment in The U.S. Fixed Income
  Portfolio ("Portfolio"), at value      $  149,532,374
Receivable for Shares of Beneficial
  Interest Sold                                  95,137
Prepaid Trustees' Fees                              564
Prepaid Expenses and Other Assets                 1,352
                                         --------------
    Total Assets                            149,629,427
                                         --------------

LIABILITIES
Payable for Shares of Beneficial
  Interest Redeemed                             318,485
Dividends Payable to Shareholders                59,366
Shareholder Servicing Fee Payable                24,784
Administrative Services Fee Payable               3,950
Administration Fee Payable                          652
Fund Services Fee Payable                            69
Accrued Expenses                                 15,246
                                         --------------
    Total Liabilities                           422,552
                                         --------------

NET ASSETS
Applicable to 14,487,057 Shares of
  Beneficial Interest Outstanding
  (par value $0.001, unlimited shares
  authorized)                            $  149,206,875
                                         --------------
                                         --------------
Net Asset Value, Offering and
  Redemption Price Per Share                     $10.30
                                                  -----
                                                  -----

ANALYSIS OF NET ASSETS
Paid-in Capital                          $  148,918,726
Distributions in Excess of Net
  Investment Income                             (14,996)
Accumulated Net Realized Loss on
  Investment                                   (929,531)
Net Unrealized Appreciation of
  Investment                                  1,232,676
                                         --------------
    Net Assets                           $  149,206,875
                                         --------------
                                         --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT BOND FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM
  PORTFOLIO
Allocated Interest Income                                 $    9,651,353
Allocated Dividend Income (Net of
  Foreign Withholding Tax of $3,947)                              22,361
Allocated Portfolio Expenses                                    (536,823)
                                                          --------------
    Net Investment Income Allocated
    from Portfolio                                             9,136,891

FUND EXPENSES
Shareholder Servicing Fee                $      282,445
Transfer Agent Fees                              34,278
Administrative Services Fee                      32,363
Registration Fees                                19,402
Administration Fee                               18,103
Professional Fees                                10,134
Fund Services Fee                                 6,975
Printing Expenses                                 4,682
Trustees' Fees and Expenses                       2,634
Insurance Expense                                 2,199
Miscellaneous                                     3,387
                                         --------------
    Total Fund Expenses                                          416,602
                                                          --------------
NET INVESTMENT INCOME                                          8,720,289

NET REALIZED GAIN ON INVESTMENT
  ALLOCATED FROM PORTFOLIO                                     1,821,935

NET CHANGE IN UNREALIZED DEPRECIATION
  OF INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                   (3,276,551)
                                                          --------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $    7,265,673
                                                          --------------
                                                          --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         FOR THE FISCAL   FOR THE FISCAL
                                           YEAR ENDED       YEAR ENDED
                                          OCTOBER 31,      OCTOBER 31,
                                              1996             1995
                                         --------------   --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                    $   8,720,289    $   7,858,636
Net Realized Gain on Investment
  Allocated from Portfolio                   1,821,935        1,631,673
Net Change in Unrealized Appreciation
  (Depreciation) of Investment
  Allocated from Portfolio                  (3,276,551)       7,898,870
                                         --------------   --------------
    Net Increase in Net Assets
    Resulting from Operations                7,265,673       17,389,179
                                         --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                       (8,724,866)      (7,870,957)
                                         --------------   --------------

TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST
Proceeds from Shares of Beneficial
  Interest Sold                             36,902,471       42,937,350
Reinvestment of Dividends                    8,082,911        7,494,202
Cost of Shares of Beneficial Interest
  Redeemed                                 (37,322,830)     (28,995,392)
                                         --------------   --------------
    Net Increase from Transactions in
    Shares of Beneficial Interest            7,662,552       21,436,160
                                         --------------   --------------
    Total Increase in Net Assets             6,203,359       30,954,382

NET ASSETS
Beginning of Fiscal Year                   143,003,516      112,049,134
                                         --------------   --------------
End of Fiscal Year (including
  undistributed net investment income
  of $0 and $132,486, respectively)      $ 149,206,875    $ 143,003,516
                                         --------------   --------------
                                         --------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each year are as follows:

                                                 FOR THE FISCAL YEAR ENDED OCTOBER 31,
                                         ------------------------------------------------------
                                           1996       1995       1994        1993        1992
                                         --------   --------   ---------   ---------   --------
NET ASSET VALUE, BEGINNING OF YEAR       $  10.41   $   9.64   $   11.00   $   10.52   $  10.32
                                         --------   --------   ---------   ---------   --------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.62       0.64        0.55        0.54       0.66
Net Realized and Unrealized Gain (Loss)
  on Investments                            (0.11)      0.77       (0.91)       0.67       0.28
                                         --------   --------   ---------   ---------   --------
Total from Investment Operations             0.51       1.41       (0.36)       1.21       0.94
                                         --------   --------   ---------   ---------   --------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                       (0.62)     (0.64)      (0.55)      (0.54)     (0.66)
Net Realized Gain                              --         --       (0.45)      (0.19)     (0.08)
                                         --------   --------   ---------   ---------   --------
Total Distributions to Shareholders         (0.62)     (0.64)      (1.00)      (0.73)     (0.74)
                                         --------   --------   ---------   ---------   --------

NET ASSET VALUE, END OF YEAR             $  10.30   $  10.41   $    9.64   $   11.00   $  10.52
                                         --------   --------   ---------   ---------   --------
                                         --------   --------   ---------   ---------   --------
Total Return                                 5.13%     15.10%      (3.50)%     11.97%      9.35%
                                         --------   --------   ---------   ---------   --------
                                         --------   --------   ---------   ---------   --------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in thousands)   $149,207   $143,004   $ 112,049   $ 103,572   $ 75,882
Ratios to Average Net Assets
  Expenses                                   0.66%      0.69%       0.78%       0.81%      0.81%
  Net Investment Income                      6.08%      6.40%       5.43%       5.01%      6.26%
  Decrease Reflected in Expense Ratio
    due to Expense Reimbursement               --         --        0.01%       0.08%      0.20%
  Portfolio Turnover                           --         --          --      236.39%+   267.04%

------------------------
+1993 Portfolio Turnover reflects the period November 1, 1992 to July 11, 1993.
 After July 11, 1993, all the Fund's investable assets are invested in The U.S. Fixed Income Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont Bond Fund (the "Fund") is a separate series of The JPM Pierpont Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund, prior to its tax-free reorganization on July 11, 1993, to a series of the Trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). This report includes periods which preceded the Fund's reorganization and reflects the operations of the predecessor entity. Prior to October 10, 1996, the Trust's and the Fund's names were The Pierpont Funds and The Pierpont Bond Fund, respectively.

The Fund invests all of its investable assets in The U.S. Fixed Income Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (15% at October 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    e)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    f)The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital

THE JPM PIERPONT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      Gain, and Return of Capital Distributions by Investments Companies." The effect of applying this statement was to decrease Undistributed Net Investment Income by $142,905, decrease Paid-in Capital by $78,022 and decrease Accumulated Net Realized Loss on Investment by $220,927. Net investment income, net realized gains and net assets were not affected by this change.

    g)For United State federal income tax purposes, the Fund had a capital loss carryforward at October 31, 1996 of $928,564 which will expire in the year 2002. Such carryforward is after utilization of $2,043,087 to offset the Fund's net taxable gains realized and recognized in the year ended October 31, 1996. No capital gains distribution is expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Fund's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acted as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Fund. For the period from November 1, 1995 to December 28, 1995, Signature's fee for these services amounted to $5,879.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Fund's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds, or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the total net assets of The Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995, through July 31, 1996, Signature's fee for these services amounted to $10,895. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan Guaranty Trust Company of New York ("Morgan"). FDI also serves as the Fund's distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to

THE JPM PIERPONT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      the aggregate net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $1,329.

    b)Until August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Fund and that was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee and the fund services fee at 0.12% of the Fund's average daily net assets up to and including the first $100 million and 0.10% on any excess over $100 million. From September 1, 1995 until December 28, 1995, an interim agreement between the Trust, on behalf of the Fund, and Morgan provided for the continuation of the oversight services that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Trust, on behalf of the Fund, entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share that the Fund's net assets bore to the net assets of the trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, the fee for these services amounted to $20,808.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios' in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $11,555.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. Until December 28, 1995, the agreement provided for the Fund to pay Morgan a fee for these services which was computed daily and paid monthly at an annual rate of 0.18% of the average daily net assets of the Fund. For the period from November 1, 1995, through December 28, 1995, the fee for these services amounted to $41,215.

THE JPM PIERPONT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

      Effective December 29, 1995, the Shareholder Servicing Agreement was amended such that the annual rate for providing these services was changed to 0.20% of the average daily net assets of the Fund. For the period from December 29, 1995 through October 31, 1996, the fee for these services amounted to $241,230.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $6,975 for the fiscal year ended October 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Trust, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $900.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                         FOR THE FISCAL   FOR THE FISCAL
                                           YEAR ENDED       YEAR ENDED
                                          OCTOBER 31,      OCTOBER 31,
                                              1996             1995
                                         --------------   --------------
Shares sold............................      3,597,104        4,287,654
Reinvestment of dividends..............        854,469          748,458
Shares redeemed........................     (3,697,941)      (2,928,885)
                                         --------------   --------------
Net Increase...........................        753,632        2,107,227
                                         --------------   --------------
                                         --------------   --------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Pierpont Bond Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Pierpont Bond Fund (one of the series constituting part of The JPM Pierpont Funds, hereafter referred to as the "Fund") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above. The financial highlights for the year ended October 31, 1992 were audited by other independent accountants whose report dated December 4, 1992 expressed an unqualified opinion on those statements.

PRICE WATERHOUSE LLP

New York, New York
December 18, 1996

The U.S. Fixed Income Portfolio
Annual Report October 31, 1996

(The following pages should be read in conjunction with The JPM Pierpont Bond Fund
Annual Financial Statements)

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
 PRINCIPAL                                                          RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-----------   -------------------------------------------------  ------------   --------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (9.5%)
FINANCIAL SERVICES (9.5%)
$ 8,418,572   Access Financial Manufacturing Housing Contract
                Trust, Series 95-1, Class A1, 6.10% due
                05/15/21.......................................     Aaa/NR      $    8,437,261
     58,958   Advanta Home Equity Loan Trust, Series 92-2,
                Class A1, 7.15% due 06/25/08...................    Aaa/AAA              59,012
  8,927,050   Aegis Auto Receivables Trust, Series 1996-3,
                Class A, Sequential Payer, Callable, (144A)
                8.80% due 03/20/02.............................     NR/NR            9,178,123
  3,022,391   American Southwest Financial Corp., Series 60,
                Class D, 8.90% due 03/01/18....................     NR/AAA           3,156,404
     86,499   Case Equipment Loan Trust, Series 94-A, Class A2,
                4.65% due 08/15/99.............................    Aaa/AAA              86,032
 15,699,000   Chemical Mortgage Securities, Inc., Series 96-1,
                Class A7, 7.25% due 01/25/26...................    Aaa/AAA          14,763,340
    119,241   Chevy Chase Auto Receivables Trust, Series 95-1,
                Class A, 6.00% due 12/15/01....................    Aaa/AAA             119,496
  7,923,601   Collateralized Mortgage Obligation Trust, Remic:
                Accrual Bond, Series 62, Class Z, 9.50% due
                06/25/20.......................................    Aaa/AAA           8,443,588
  3,032,523   Criimi Mae Financial Corp., Series 1, Class A,
                7.00% due 01/01/33.............................     NR/AAA           2,915,013
  1,956,910   Fleetwood Credit Corp. Grantor Trust, Series
                95-B, Class A, 6.55% due 05/15/11..............    Aaa/AAA           1,974,327
  8,855,000   GE Capital Mortgage Services, Inc., Remic:
                PAC-1(11), Series 94-17, Class A5, 7.00% due
                05/25/24.......................................    Aa1/AAA           8,951,962
  2,000,000   Green Tree Financial Corp., Series 92-1, Class
                A3, 6.70% due 10/15/17.........................     Aaa/NR           2,017,187
  3,068,709   Green Tree Recreational, Equipment & Consumer
                Trust, Seies 96-A, Class A1, 5.55% due
                02/15/18.......................................    Aaa/AAA           3,030,872
    715,732   Morgan Stanley Mortgage Trust, Series V, Class 4,
                8.95% due 05/01/17.............................     NR/AAA             755,147
  5,500,000   Oakwood Mortgage Investors Inc., Series 96-A,
                Class A2, 5.80% due 05/15/21...................     NR/AAA           5,345,312
 10,958,985   PaineWebber Mortgage Acceptance Corp., Remic: PAC
                (11), Series 93-5, Class A2, 5.50% due
                06/25/08.......................................     NR/AAA          10,895,971
  1,217,518   Prudential Home Mortgage Securities, Remic: PAC
                (11), Series 93-54, Class A2, 6.50% due
                01/25/24.......................................     Aaa/NR           1,217,835
  7,776,755   Residential Funding Mortgage Securities I, Inc.,
                Remic: PAC (11), Series 94-S12, Class A3, 6.50%
                due 04/25/09...................................    Aa1/AAA           7,778,700
    152,434   Resolution Trust Corp., Remic: Collateral Strip
                Interest, Series 91-6, Class A1, 6.92% due
                05/25/19.......................................    Aaa/AAA             145,193
     81,949   The Money Store Home Equity Trust, Series 92-A,
                Class A, 6.95% due 12/15/07....................    Aaa/AAA              82,120
     52,789   Western Financial Grantor Trust, Series 95-3,
                Class A1, 6.05% due 11/01/00...................    Aaa/AAA              52,843
  4,350,000   World Omni Automobile Lease Securitization Trust,
                Series 1996-A, Class A1, Sequential Payer,
                Callable, 6.30% due 06/25/02...................    Aaa/AAA           4,357,134
                                                                                --------------
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                    ASSET BACKED SECURITIES (COST
                    $93,750,122)...............................                     93,762,872
                                                                                --------------

CORPORATE OBLIGATIONS (21.7%)
AUTOMOTIVE (2.2%)
 16,755,000   Ford Motor Co., 9.95% due 02/15/32...............     A1/A+           21,697,055
                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
 PRINCIPAL                                                          RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-----------   -------------------------------------------------  ------------   --------------
BANKING (5.2%)
$ 1,600,000   Chase Manhattan Corp. - New, 10.125% due
                11/01/00.......................................     A2/A-       $    1,798,528
  1,300,000   Chase Manhattan Corp., Series A, 8.65% due
                02/13/99.......................................     A2/A-            1,367,457
  2,095,000   First Chicago Corp., 6.875% due 06/15/03.........      A2/A            2,107,759
  5,000,000   First Chicago Corp., 8.25% due 06/15/02..........      A2/A            5,380,700
  8,300,000   First Union Corp., 6.55% due 10/15/35............     A2/A-            8,098,061
  1,000,000   Manufacturers Hanover Corp., 8.50% due
                02/15/99.......................................     A2/A-            1,046,600
  2,000,000   Mellon Bank, N.A., 6.75% due 06/01/03............      A2/A            1,999,040
  1,500,000   Midland Bank, PLC, 8.625% due 12/15/04...........      A1/A            1,652,790
 13,700,000   Norwest Corp., 6.75% due 05/12/00................    Aa3/AA-          13,848,645
  3,000,000   Security Pacific Corp., 9.75% due 05/15/99.......      A2/A            3,244,080
  7,500,000   Shawmut National Corp., 8.625% due 12/15/99......    A3/BBB+           7,980,525
  2,500,000   Wachovia Bank North Carolina, 5.60% due
                03/08/99.......................................    Aa2/AA+           2,469,650
                                                                                --------------
                                                                                    50,993,835
                                                                                --------------

BUILDING MATERIALS (0.4%)
  1,000,000   USG Corp., 8.50% due 08/01/05....................     Ba2/BB           1,031,250
  3,000,000   USG Corp., Series B, 9.25% due 09/15/01..........     Ba2/BB           3,198,750
                                                                                --------------
                                                                                     4,230,000
                                                                                --------------

CONSTRUCTION & HOUSING (0.6%)
  5,000,000   Celulosa Arauco y Constitucion SA, 6.75% due
                12/15/03.......................................   Baa2/BBB+          4,887,850
  1,000,000   Schuller International Group, Inc., 10.875% due
                12/15/04.......................................    Ba3/BB-           1,102,500
                                                                                --------------
                                                                                     5,990,350
                                                                                --------------

ELECTRIC (2.9%)
  1,932,000   Connecticut Light & Power Co., Series UU, 7.625%
                due 04/01/97...................................    Baa3/BBB          1,933,932
  6,000,000   Duke Power Co., 6.75% due 08/01/25...............    Aa2/AA-           5,469,420
  8,400,000   Idaho Power Co., Series A, 7.50% due 05/01/23....     A2/A+            8,236,704
  4,850,000   Philadelphia Electric Co., 8.00% due 04/01/02....   Baa1/BBB+          5,144,152
  3,000,000   Texas Utilities Co., 7.375% due 10/01/25.........   Baa2/BBB+          2,859,810
  5,000,000   Virginia Electric & Power Co., Series A, 7.25%
                due 02/01/23...................................      A2/A            4,805,350
                                                                                --------------
                                                                                    28,449,368
                                                                                --------------

ELECTRICAL EQUIPMENT (0.1%)
  1,000,000   Legrand S.A., 8.50% due 02/15/25.................      A2/A            1,110,190
                                                                                --------------

ELECTRONICS (0.7%)
  7,000,000   Sensormatic Electronics Corp., 7.74% due
                03/29/06.......................................    A3/BBB+           7,000,000
                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
 PRINCIPAL                                                          RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-----------   -------------------------------------------------  ------------   --------------
FINANCIAL SERVICES (2.1%)
$    25,000   Commercial Credit Group, Inc., 7.375% due
                11/15/96.......................................     A1/A+       $       25,014
 12,550,000   Ford Motor Credit Co., 6.25% due 11/08/00........     A1/A+           12,431,026
  2,000,000   General Motors Acceptance Corp., 6.70% due
                06/24/99.......................................     A3/A-            2,020,380
  1,700,000   Guangdong International Trust & Investment Corp.,
                (144A), 8.75% due 10/24/16.....................   Baa2/BBB-          1,713,294
  4,700,000   Sampoerna International Finance Co., (144A),
                8.375% due 06/15/06............................    Baa3/BBB          4,903,510
                                                                                --------------
                                                                                    21,093,224
                                                                                --------------

FOREST PRODUCTS & PAPER (1.3%)
  1,100,000   Buckeye Cellulose Corp., 8.50% due 12/15/05......    Ba3/BB-           1,078,000
  5,200,000   Georgia-Pacific Corp., 7.375% due 12/01/25.......   Baa2/BBB-          4,882,904
  5,600,000   Georgia-Pacific Corp., 9.95% due 06/15/02........   Baa2/BBB-          6,410,768
                                                                                --------------
                                                                                    12,371,672
                                                                                --------------

HEALTH SERVICES (0.3%)
  3,000,000   Tenet Healthcare Corp., 10.125% due 03/01/05.....     Ba3/B+           3,292,500
                                                                                --------------

INSURANCE (0.4%)
  4,400,000   Principal Mutual Insurance Co., (144A), 7.875%
                due 03/01/24...................................    Aa3/AA-           4,361,324
                                                                                --------------

METALS & MINING (0.2%)
  1,000,000   Oregon Steel Mills, Inc., 11.00% due 06/15/03....     B1/BB+           1,057,500
  1,000,000   Ryerson Tull, Inc., 8.50% due 07/15/01...........     Ba1/BB             997,500
                                                                                --------------
                                                                                     2,055,000
                                                                                --------------

NATURAL GAS (0.6%)
  4,425,000   Consolidated Natural Gas Co., 8.625% due
                12/01/11.......................................     A1/AA-           4,633,417
    750,000   Lasmo (USA) Inc., 8.375% due 06/01/23............    Baa2/BBB            767,100
                                                                                --------------
                                                                                     5,400,517
                                                                                --------------

RAILROADS (0.1%)
  1,125,000   SFP Pipeline Holdings Inc., 11.16% due
                08/15/10.......................................    Baa3/NR           1,372,500
                                                                                --------------

RETAIL (0.8%)
  2,500,000   Federated Department Stores, Inc., 8.50% due
                06/15/03.......................................    Ba1/BB-           2,600,000
  2,350,000   Sears Roebuck & Co., 8.00% due 02/16/99..........     A2/A-            2,436,809
  2,200,000   Sears Roebuck & Co., Series 6, 8.52% due
                05/13/02.......................................     A2/A-            2,395,756
                                                                                --------------
                                                                                     7,432,565
                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                                                 MOODY'S/S&P
 PRINCIPAL                                                          RATING
  AMOUNT                    SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
-----------   -------------------------------------------------  ------------   --------------
TELECOMMUNICATIONS (0.3%)
$ 2,580,000   Tele-Communications, Inc., 10.125% due
                04/15/22.......................................    Ba1/BBB-     $    2,703,892
                                                                                --------------

TELEPHONE (1.9%)
  1,825,000   New York Telephone Co., 7.00% due 08/15/25.......      A2/A            1,706,995
 16,075,000   New York Telephone Co., 7.25% due 02/15/24.......      A2/A           15,424,123
  1,250,000   Philippine Long Distance Telephone, 10.625% due
                02/06/04.......................................     Ba2/BB           1,401,562
                                                                                --------------
                                                                                    18,532,680
                                                                                --------------

TEXTILES (0.2%)
  2,000,000   WestPoint Stevens, Inc., 8.75% due 12/15/01......    Ba3/BB-           2,025,000
                                                                                --------------

TRANSPORT & SERVICES (0.3%)
  2,500,000   Teekay Shipping Corp., 8.32% due 02/01/08........     Ba2/BB           2,425,000
                                                                                --------------

TRANSPORTATION (0.6%)
  6,040,021   Union Tank Car Co., Series 93-A, 6.50% due
                04/15/08.......................................     A2/A+            5,967,276
                                                                                --------------

WATER (0.5%)
  4,500,000   Hydro-Quebec, Series GF, 8.875% due 03/01/26.....     A2/A+            5,193,675
                                                                                --------------
                  TOTAL CORPORATE OBLIGATIONS (COST
                    $211,484,696)..............................                    213,697,623
                                                                                --------------

GOVERNMENT OBLIGATIONS (0.4%)
MEXICO (0.4%)
  3,500,000   United Mexican States, 9.75% due 02/06/01 (cost
                $3,441,608)....................................     Ba2/NR           3,565,625
                                                                                --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (33.6%)
FEDERAL HOME LOAN MORTGAGE CORP.
 14,850,000   7.50% due 10/01/26...............................                     14,901,084
     15,398   9.00% due 04/01/03...............................                         15,993
    354,629   9.50% due 08/01/04...............................                        370,311
    528,870   9.50% due 11/01/05...............................                        552,341
  2,739,050   9.50% due 12/01/05...............................                      2,860,745
    533,901   9.50% due 02/01/06...............................                        557,611
    714,779   9.50% due 03/01/06...............................                        746,651
     23,366   10.00% due 04/01/09..............................                         25,208
      1,085   12.50% due 08/01/14..............................                          1,198
  6,881,935   Gold, 6.50% due 05/01/04.........................                      6,804,514
    597,666   Gold, 8.00% due 04/01/10.........................                        614,914
  1,946,790   Gold, 8.00% due 07/01/10.........................                      2,003,714
  1,544,285   Gold, 8.00% due 07/01/11.........................                      1,590,554
    797,302   Gold, 8.00% due 08/01/11.........................                        821,205

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                    SECURITY DESCRIPTION                                    VALUE
-----------   -------------------------------------------------                 --------------
FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
$16,524,929   Gold, 8.00% due 08/01/26.........................                 $   16,891,452
 11,000,000   Gold, 8.506% due 12/01/04........................                     11,739,062
  2,640,000   Gold, TBA December, 8.00%........................                      2,701,875
    300,000   Remic: Accretion Directed, Series 1290, Class L,
                7.50% due 10/15/09.............................                        311,400
    300,000   Remic: PAC, Series 102, Class I, 7.00% due
                12/15/20.......................................                        296,202
     32,000   Remic: PAC-1(11), Series 1168, Class H, 7.50% due
                11/15/21.......................................                         32,243
    250,000   Remic: PAC-1(11), Series 1199, Class E, 7.50% due
                10/15/19.......................................                        253,765
    415,000   Remic: PAC-1(11), Series 1207, Class J, 6.75% due
                07/15/19.......................................                        409,012
    250,000   Remic: PAC-1(11), Series 1215, Class F, 6.75% due
                05/15/05.......................................                        251,363
 35,760,000   Remic: PAC-1(11), Series 1542, Class J, 7.00% due
                02/15/22.......................................                     36,163,373
 13,000,000   Remic: PAC-1(11), Series 1594, Class H, 6.00% due
                10/15/08.......................................                     12,351,950
 31,500,000   Remic: PAC-1(11), Series 1684, Class G, 6.50% due
                03/15/23.......................................                     30,888,900
  7,500,000   Remic: PAC-1(11), Series 1714, Class K, 7.00% due
                04/15/24.......................................                      7,269,675
    200,000   Remic: PAC-2(11), Series 39, Class F, 10.00% due
                05/15/20.......................................                        223,840
  1,600,000   Remic: SCH(22), Series 1701, Class B, 6.50% due
                03/15/09.......................................                      1,514,576
                                                                                --------------
                                                                                   153,164,731
                                                                                --------------

FEDERAL HOUSING ADMINISTRATION INSURED
  3,315,496   Project 23, 7.43% due 03/01/22...................                      3,284,413
                                                                                --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  2,877,669   6.88% due 11/01/05...............................                      2,967,567
     82,521   8.00% due 01/01/02...............................                         84,812
     61,009   8.00% due 05/01/02...............................                         62,709
    393,005   8.00% due 07/01/02...............................                        403,930
      5,784   8.00% due 08/01/22...............................                          5,895
     18,315   8.50% due 06/01/10...............................                         18,897
 31,318,635   8.50% due 09/01/10...............................                     32,601,446
  4,383,285   8.70% due 02/01/05...............................                      4,646,282
  9,133,451   10.00% due 11/01/18..............................                      9,983,045
    601,917   10.00% due 06/01/20..............................                        653,953
  3,100,000   Remic: PAC(11), Series 1993-41, Class PE, 5.75%
                due 04/25/19...................................                      3,067,233
    371,194   Remic: PAC, Series 1991-101, Class C, 8.50% due
                08/25/18.......................................                        373,142
    502,760   Remic: PAC, Series 1991-64, Class Z, 8.50% due
                06/25/06.......................................                        503,690
  5,000,000   TBA November, 7.50%..............................                      5,014,063
  3,260,000   TBA December, 8.00%..............................                      3,331,313
                                                                                --------------
                                                                                    63,717,977
                                                                                --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    195,486   7.00% due 07/15/22...............................                        192,128
    545,541   7.00% due 11/15/22...............................                        536,093
    764,219   7.00% due 01/15/23...............................                        751,686
    348,895   7.00% due 03/15/23...............................                        342,887
    858,377   7.00% due 07/15/23...............................                        844,287

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                    SECURITY DESCRIPTION                                    VALUE
-----------   -------------------------------------------------                 --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   336,806   7.00% due 09/15/23...............................                 $      330,821
  1,300,322   7.00% due 10/15/23...............................                      1,276,916
     62,134   7.00% due 12/15/23...............................                         61,055
  3,806,706   7.00% due 01/15/24...............................                      3,742,796
  2,006,043   7.00% due 02/15/24...............................                      1,970,137
    533,825   7.00% due 03/15/24...............................                        524,575
  4,852,478   7.00% due 04/15/24...............................                      4,766,967
  2,634,306   7.00% due 05/15/24...............................                      2,587,682
    891,719   7.00% due 06/15/24...............................                        876,402
  2,767,965   7.00% due 01/15/26...............................                      2,715,720
  6,613,515   7.00% due 02/15/31...............................                      6,487,792
  7,825,397   7.00% due 05/15/35...............................                      7,654,217
  5,275,188   7.125% due 01/15/31..............................                      5,204,500
  5,981,447   7.125% due 04/15/31..............................                      5,901,235
  5,201,440   7.25% due 02/15/27...............................                      5,159,308
  2,613,071   7.25% due 01/15/31...............................                      2,591,905
     99,360   7.50% due 03/15/23...............................                         99,661
    213,534   7.50% due 05/15/23...............................                        214,185
    130,092   7.50% due 06/15/23...............................                        130,482
    208,381   7.50% due 01/15/24...............................                        209,019
    193,186   7.50% due 07/15/25...............................                        193,786
    121,093   7.50% due 08/15/25...............................                        121,471
  6,402,600   7.50% due 05/15/26...............................                      6,422,576
  2,826,949   7.50% due 05/15/31...............................                      2,835,769
  5,529,380   7.625% due 05/15/31..............................                      5,570,850
  1,526,418   7.75% due 06/15/23...............................                      1,545,010
  8,619,037   7.75% due 07/15/31...............................                      8,724,104
  3,330,878   7.875% due 06/15/36..............................                      3,386,037
  9,224,563   8.00% due 12/15/08...............................                      9,548,807
    232,148   8.00% due 06/15/26...............................                        237,369
    256,855   8.00% due 07/15/26...............................                        262,614
  1,052,789   8.00% due 08/15/26...............................                      1,076,477
  2,308,086   8.00% due 06/15/31...............................                      2,357,133
     27,519   11.50% due 07/15/13..............................                         30,786
 12,339,939   12.00% due 05/15/16..............................                     14,130,094
      5,656   13.50% due 10/15/14..............................                          6,358
                                                                                --------------
                                                                                   111,621,697
                                                                                --------------
                  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                    (COST $330,555,767)........................                    331,788,818
                                                                                --------------
U.S. TREASURY OBLIGATIONS (30.8%)
U.S. TREASURY BONDS
 20,750,000   8.875% due 08/15/17..............................                     25,703,233
  4,250,000   9.875% due 11/15/15..............................                      5,698,018
 92,520,000   11.125% due 08/15/03(s)..........................                    117,263,549
  7,060,000   11.25% due 02/15/15..............................                     10,471,321
                                                                                --------------
                                                                                   159,136,121
                                                                                --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                    SECURITY DESCRIPTION                                    VALUE
-----------   -------------------------------------------------                 --------------
U.S. TREASURY NOTES
$12,000,000   6.25% due 07/31/98...............................                 $   12,105,120
  1,830,000   6.875% due 05/15/06..............................                      1,895,404
 35,000,000   7.00% due 04/15/99...............................                     35,922,950
    800,000   7.00% due 07/15/06...............................                        835,464
 25,000,000   8.25% due 07/15/98...............................                     26,018,750
 42,370,000   8.50% due 11/15/00...............................                     46,060,003
 20,500,000   8.875% due 11/15/98..............................                     21,707,040
                                                                                --------------
                                                                                   144,544,731
                                                                                --------------
                  TOTAL U.S. TREASURY OBLIGATIONS (COST
                    $299,591,001)..............................                    303,680,852
                                                                                --------------
                                                                 MOODY'S/S&P
                                                                    RATING
  SHARES                                                         (UNAUDITED)
-----------                                                      ------------
CONVERTIBLE PREFERRED STOCKS (0.1%)
NATURAL GAS (0.1%)
     36,000   Lasmo PLC, 10.00%, Series A, (cost $801,000).....   Baa3/BBB-            918,000
                                                                                --------------
 PRINCIPAL
  AMOUNT
-----------
SHORT-TERM INVESTMENT (3.0%)
REPURCHASE AGREEMENT (3.0%)
              Goldman Sachs Repurchase Agreement, 5.54% dated 10/31/96 due
$30,152,000     11/01/96, proceeds $30,156,640 (collateralized by $29,932,000
                U.S. Treasury Notes, 6.375% due 6/30/97, valued at
                $30,755,062) (cost $30,152,000)..............................
                                                                                    30,152,000
                                                                                --------------
              TOTAL INVESTMENTS (COST $969,776,194) (99.1%)..................      977,565,790
              OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)...................        8,739,458
                                                                                --------------
              NET ASSETS (100.0%)............................................   $  986,305,248
                                                                                --------------
                                                                                --------------

------------------------------
Note: Based on the cost of investments of $969,782,500 for Federal Income Tax purposes at October 31, 1996, the aggregate gross unrealized appreciation and depreciation was $12,177,972 and $4,394,682, respectively, resulting in net unrealized appreciation of $7,783,290.

   (s) $50,000,000 par segregated as collateral for TBA securities.

       Abbreviations:

144A - Securities restricted for resale to Qualified Institutional Buyers.

TBA - Securities purchased (sold) on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement.

PAC -- Planned Amortization Class; NR -- Not Rated; Remic -- Real Estate Mortgage Investment Conduit.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost
  $969,776,194)                          $  977,565,790
Cash                                                 85
Interest Receivable                          14,038,053
Receivable for Investments Sold               6,001,577
Prepaid Trustees' Fees                            1,970
Prepaid Expenses and Other Assets                 4,004
                                         --------------
    Total Assets                            997,611,479
                                         --------------

LIABILITIES
Payable for Investments Purchased            10,962,575
Advisory Fee Payable                            246,940
Custody Fee Payable                              35,904
Administrative Services Fee Payable              26,241
Administration Fee Payable                        2,391
Fund Services Fee Payable                           453
Accrued Expenses                                 31,727
                                         --------------
    Total Liabilities                        11,306,231
                                         --------------

NET ASSETS
Applicable to Investors' Beneficial
  Interests                              $  986,305,248
                                         --------------
                                         --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                           $   53,939,242
Dividend Income (Net of Foreign
  Withholding Tax of $20,740 )                                   117,504
                                                          --------------
    Investment Income                                         54,056,746

EXPENSES
Advisory Fee                             $    2,402,660
Custodian Fees and Expenses                     223,629
Administrative Services Fee                     191,348
Administration Fee                               72,029
Professional Fees and Expenses                   47,498
Fund Services Fee                                36,922
Trustees' Fees and Expenses                      15,222
Insurance Expense                                 4,966
Registration Fees                                   610
Miscellaneous                                     2,000
                                         --------------
    Total Expenses                                             2,996,884
                                                          --------------
NET INVESTMENT INCOME                                         51,059,862

NET REALIZED GAIN (LOSS) ON
  Investment Transactions                     3,249,984
  Foreign Currency Transactions                (606,386)
                                         --------------
    Net Realized Gain                                          2,643,598

NET CHANGE IN UNREALIZED DEPRECIATION
  OF
  Investments                               (10,413,739)
  Foreign Currency Contracts and
    Translations                                606,109
                                         --------------
    Net Change in Unrealized
    Depreciation                                              (9,807,630)
                                                          --------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $   43,895,830
                                                          --------------
                                                          --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         FOR THE FISCAL   FOR THE FISCAL
                                           YEAR ENDED       YEAR ENDED
                                          OCTOBER 31,      OCTOBER 31,
                                              1996             1995
                                         --------------   --------------

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                    $   51,059,862   $  29,754,031
Net Realized Gain on Investment and
  Foreign Currency Transactions               2,643,598       7,762,316
Net Change in Unrealized Appreciation
  (Depreciation) of Investment and
  Foreign Currency Translations              (9,807,630)     26,604,322
                                         --------------   --------------
    Net Increase in Net Assets
    Resulting from Operations                43,895,830      64,120,669
                                         --------------   --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS
Contributions                               513,960,050     241,455,035
Withdrawals                                (153,430,627)    (89,561,736)
                                         --------------   --------------
    Net Increase from Investors'
    Transactions                            360,529,423     151,893,299
                                         --------------   --------------
    Total Increase in Net Assets            404,425,253     216,013,968

NET ASSETS
Beginning of Fiscal Year                    581,879,995     365,866,027
                                         --------------   --------------
End of Fiscal Year                       $  986,305,248   $ 581,879,995
                                         --------------   --------------
                                         --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                 FOR THE PERIOD
                                                                 JULY 12, 1993
                                                                 (COMMENCEMENT
                                          FOR THE FISCAL YEAR          OF
                                           ENDED OCTOBER 31,     OPERATIONS) TO
                                         ---------------------    OCTOBER 31,
                                         1996    1995    1994         1993
                                         -----   -----   -----   --------------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                0.37%   0.39%   0.46%       0.48%(a)
  Net Investment Income                   6.38%   6.68%   5.88%       4.91%(a)
Portfolio Turnover                         186%    293%    234%        295%(b)

------------------------
(a) Annualized.

(b)Portfolio turnover is for the twelve month period ended October 31,1993, and includes the portfolio activity of the Portfolio's predecessor entity, The Pierpont Bond Fund, for the period November 1, 1992 through July 11, 1993.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Fixed Income Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $91,653,371 on that date from The JPM Pierpont Bond Fund, (formerly The Pierpont Bond Fund), in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The Portfolio values mortgage and asset-backed securities and other debt securities with a maturity of 60 days or more, including securities that are listed on an exchange or traded over the counter, using prices supplied daily by an independent pricing service or services that (i) are based on the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available bid price on such exchange or at the quoted bid price in the over-the-counter market, if such exchange or market constitutes the broadest and most representative market for the security and (ii) in other cases, take into account various factors affecting market value, including yields and prices of comparable securities, indication as to value from dealers and general market conditions. If such prices are not supplied by the Portfolio's independent pricing services, such securities are priced in accordance with procedures adopted by the Trustees. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method. The ability of issuers of mortgage and asset-backed securities, held by the Portfolio, to meet their obligations may be affected by economic developments in a specific industry or region. The value of mortgage and asset-backed securities can be significantly affected by changes in interest rates, rapid principal payments including pre-payments.

      The Portfolio's custodian or designated subcustodians, as the case may be, under triparty repurchase agreements takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    b)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

    c)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign forward and spot currency contract translations. There were no open forward or spot currency contracts as of October 31, 1996.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.30% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1996, this fee amounted to $2,402,660.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule:
      0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period from November 1, 1995 to December 28, 1995, Signature's fee for these services amounted to $5,709.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, Signature's fee for these services amounted to $59,901. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $6,419.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee and brokerage costs at 0.10% of the Portfolio's average daily net assets up to and including $200 million, 0.05% of the next $200 million of average daily net assets, and 0.03% of average daily net assets on any excess over $400 million. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan shall bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share that the Portfolio's net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from December 29, 1995 through July 31, 1996, the fee for these services amounted to $114,459.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolio's aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Portfolio's portion of this charge is described above. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $76,889.

THE U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $36,922 for the fiscal year ended October 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $4,700.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1996 were as follows:

                                             COST OF            PROCEEDS
                                            PURCHASES          FROM SALES
                                         ----------------   ----------------
U.S. Government and Agency
 Obligations...........................  $  1,464,482,948   $  1,131,717,473
Corporate and Collateralized
 Obligations...........................       376,740,883        323,216,328
                                         ----------------   ----------------
Total..................................  $  1,841,223,831   $  1,454,933,801
                                         ----------------   ----------------
                                         ----------------   ----------------

Report of Independent Accountants

To the Trustees and Investors of
The U.S. Fixed Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Fixed Income Portfolio (the "Portfolio") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended and for the period July 12, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

New York, New York
December 18, 1996

THE JPM PIERPONT MONEY MARKET FUND

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

THE JPM PIERPONT TREASURY MONEY MARKET FUND

THE JPM PIERPONT SHORT TERM BOND FUND

THE JPM PIERPONT BOND FUND

THE JPM PIERPONT TAX EXEMPT BOND FUND

THE JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND

THE JPM PIERPONT DIVERSIFIED FUND

THE JPM PIERPONT EQUITY FUND

THE JPM PIERPONT CAPITAL APPRECIATION FUND

THE JPM PIERPONT INTERNATIONAL EQUITY FUND

THE JPM PIERPONT EMERGING MARKETS EQUITY FUND

THE JPM PIERPONT EUROPEAN EQUITY FUND

THE JPM PIERPONT JAPAN EQUITY FUND

THE JPM PIERPONT ASIA GROWTH FUND

FOR MORE INFORMATION ON HOW THE JPM PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE
JPM PIERPONT
BOND FUND


ANNUAL REPORT
OCTOBER 31, 1996